Stockholders’ Equity (Deficit) (Details) - Schedule of Outstanding and Exercisable Stock Options - $ / shares	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 1.78
Stock Options Outstanding Number of shares		162,956
Stock Options Exercisable, Number of shares	177,987	93,336
49.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 49.8
Stock Options Outstanding Number of shares		2,500
88.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	88.6
Stock Options Outstanding Number of shares		79,000
151.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	151.2
Stock Options Outstanding Number of shares		21,800
79.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	79
27.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	27.2
Stock Options Outstanding Number of shares		25,906
0.67 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 0.67
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	12,906,793
Stock Options Exercisable Weighted, Average Remaining Life in Years	4 years 10 months 24 days
Stock Options Exercisable, Number of shares	12,906,793
Warrant [Member] | 100.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 100
Stock Options Outstanding Number of shares	128,200
Stock Options Exercisable Weighted, Average Remaining Life in Years	2 years 4 months 24 days
Stock Options Exercisable, Number of shares	128,200
Warrant [Member] | 105.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 105.6
Stock Options Outstanding Number of shares	3,183
Stock Options Exercisable Weighted, Average Remaining Life in Years	1 year 7 months 6 days
Stock Options Exercisable, Number of shares	3,183
Warrant [Member] | 141.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 141.4
Stock Options Outstanding Number of shares	1,250
Stock Options Exercisable Weighted, Average Remaining Life in Years	9 months 18 days
Stock Options Exercisable, Number of shares	1,250
Warrant [Member] | 150.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 150
Stock Options Outstanding Number of shares	125,000
Stock Options Exercisable Weighted, Average Remaining Life in Years	2 years 10 months 24 days
Stock Options Exercisable, Number of shares	125,000
Warrant [Member] | 230.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 230
Stock Options Outstanding Number of shares	300,062
Stock Options Exercisable Weighted, Average Remaining Life in Years	2 years 1 month 6 days
Stock Options Exercisable, Number of shares	300,062
Warrant [Member] | 0.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 0.83
Stock Options Outstanding Number of shares	13,950,976
Stock Options Exercisable Weighted, Average Remaining Life in Years	5 years
Stock Options Exercisable, Number of shares	13,950,976
Warrant [Member] | 0.65 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 0.65
Stock Options Outstanding Number of shares	4,615,385
Stock Options Exercisable Weighted, Average Remaining Life in Years	5 years
Stock Options Exercisable, Number of shares	4,615,385
Warrant [Member] | 0.0001 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price (in Dollars per share)	$ 0.0001
Stock Options Outstanding Number of shares	3,285,000
Stock Options Exercisable, Number of shares	3,285,000
Stock Options [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	417,732
Stock Options Exercisable Weighted, Average Remaining Life in Years	8 years 6 months
Stock Options Exercisable, Number of shares	177,987
Stock Options [Member] | 49.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	2,500
Stock Options Exercisable Weighted, Average Remaining Life in Years	7 years 2 months 12 days
Stock Options Exercisable, Number of shares	2,500
Stock Options [Member] | 88.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	79,000
Stock Options Exercisable Weighted, Average Remaining Life in Years	7 years 4 months 24 days
Stock Options Exercisable, Number of shares	70,222
Stock Options [Member] | 151.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	21,800
Stock Options Exercisable Weighted, Average Remaining Life in Years	7 years 9 months 18 days
Stock Options Exercisable, Number of shares	11,808
Stock Options [Member] | 79.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	18,750
Stock Options Exercisable Weighted, Average Remaining Life in Years	8 years 2 months 12 days
Stock Options Exercisable, Number of shares	17,240
Stock Options [Member] | 27.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	25,906
Stock Options Exercisable Weighted, Average Remaining Life in Years	8 years 7 months 6 days
Stock Options Exercisable, Number of shares	12,691
Stock Options [Member] | 0.67 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Number of shares	269,776
Stock Options Exercisable Weighted, Average Remaining Life in Years	9 years 10 months 24 days
Stock Options Exercisable, Number of shares	63,526